NET REVENUES	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
NET REVENUES	NET REVENUES
    Net revenues are as follows:

	For the years ended December 31,
	2020	2019	2018
	(€ thousand)
Cars and spare parts	2,835,170	2,925,721	2,535,245
Engines	150,655	198,308	284,546
Sponsorship, commercial and brand	390,002	538,238	505,701
Other	83,963	104,348	94,829
Total net revenues	3,459,790	3,766,615	3,420,321

Other net revenues primarily relate to financial services activities, management of the Mugello racetrack and other sports-related activities.
Interest and other financial income from financial services activities included within net revenues in 2020, 2019 and 2018 amounted to €65,878 thousand, €66,386 thousand and €52,702 thousand, respectively.